World Omni Auto Receivables Trust 2008-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2008

Dates Covered
Collections Period	08/01/08 - 08/31/08
Interest Accrual Period	08/15/08 - 09/14/08
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 07/31/08	1,013,904,285.67	58,331
Principal Payments	26,862,823.98	1,517
Defaulted Receivables	2,538,052.67	112
Repurchased Accounts	0.00	0

Pool Balance at 8/31/08	984,503,409.02	56,702

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	1,176,470,667.40	65,251
Delinquent Receivables:
Past Due 31-60 days	16,729,273.96	947
Past Due 61-90 days	5,372,742.09	270
Past Due 91 + days	1,149,521.55	64

Total	23,251,537.60	1,281

Total 31+ Delinquent as % Ending Pool Balance	2.36%

Recoveries	991,933.92

Aggregate Net Losses—August 2008	1,546,118.75

Overcollateralization Target Amount	14,767,551.14

Actual Overcollateralization	14,767,551.14

Weighted Average APR	8.51%
Weighted Average Remaining Term	58.84

Flow of Funds	$ Amount
Collections	34,384,471.20
Advances	30,556.51
Investment Earnings on Cash Accounts	84,171.33
Servicing Fee	(844,920.24)
Interest Rate Swap Receipt	—

Available Funds	33,654,278.80

Distributions of Available Funds
(1) Monthly Swap Payment Amount	43,426.17
(2) Class A Interest	2,991,400.80
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	14,192,312.36
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable	14,767,551.14
(8) Distribution to Certificateholders	1,659,588.33

Total Distributions of Available Funds	33,654,278.80

Servicing Fee	844,920.24
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	1,100,000,000.00
Original Class B	70,588,000.00

Total Class A & B
Note Balance @ 8/15/08	998,695,721.38
Principal Paid	28,959,863.50
Note Balance @ 9/15/08	969,735,857.88

Class A-1
Note Balance @ 8/15/08	94,107,721.38
Principal Paid	28,959,863.50
Note Balance @ 9/15/08	65,147,857.88
Note Factor @ 9/15/08	24.4916759%

Class A-2
Note Balance @ 8/15/08	336,000,000.00
Principal Paid	—
Note Balance @ 9/15/08	336,000,000.00
Note Factor @ 9/15/08	100.0000000%

Class A-3a
Note Balance @ 8/15/08	210,000,000.00
Principal Paid	—
Note Balance @ 9/15/08	210,000,000.00
Note Factor @ 9/15/08	100.0000000%

Class A-3b
Note Balance @ 8/15/08	107,000,000.00
Principal Paid	—
Note Balance @ 9/15/08	107,000,000.00
Note Factor @ 9/15/08	100.0000000%

Class A-4
Note Balance @ 8/15/08	181,000,000.00
Principal Paid	—
Note Balance @ 9/15/08	181,000,000.00
Note Factor @ 9/15/08	100.0000000%

Class B
Note Balance @ 8/15/08	70,588,000.00
Principal Paid	—
Note Balance @ 9/15/08	70,588,000.00
Note Factor @ 9/15/08	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,991,400.80
Total Principal Paid	28,959,863.50

Total Paid	31,951,264.30

Class A-1
Coupon	2.92200%
Interest Paid	236,790.71
Principal Paid	28,959,863.50

Total Paid to A-1 Holders	29,196,654.21

Class A-2
One-Month Libor	2.46688%
Coupon	3.46688%
Interest Paid	1,003,083.95
Principal Paid	0.00

Total Paid to A-2 Holders	1,003,083.95

Class A-3a
Coupon	3.94000%
Interest Paid	689,500.00
Principal Paid	0.00

Total Paid to A-3a Holders	689,500.00

Class A-3b
One-Month Libor	2.46688%
Coupon	3.76688%
Interest Paid	347,076.14
Principal Paid	0.00

Total Paid to A-3b Holders	347,076.14

Class A-4
Coupon	4.74000%
Interest Paid	714,950.00
Principal Paid	0.00

Total Paid to A-4 Holders	714,950.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.5554685
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.7395869

Total Distribution Amount	27.2950554

A-1 Interest Distribution Amount	0.8901906
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	108.8716673

Total A-1 Distribution Amount	109.7618579

A-2 Interest Distribution Amount	2.9853689
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.9853689

A-3a Interest Distribution Amount	3.2833333
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	3.2833333

A-3b Interest Distribution Amount	3.2437022
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	3.2437022

A-4 Interest Distribution Amount	3.9500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	3.9500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	490.07
Noteholders’ Principal Distributable Amount	509.93

Account Balances	$ Amount

Advances
Balance as of 7/31/08	286,892.50
Balance as of 8/31/08	317,449.01
Change	30,556.51

Reserve Fund
Balance as of 7/31/08	2,947,678.14
Investment Earnings	6,584.96
Prior Month's Investment Earnings paid	(6,501.47)
Withdrawal	0.00
Balance as of 8/31/08	2,947,761.63
Change	83.49

Reserve Fund Requirement	2,941,176.67